JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 95.4%
Aerospace & Defense — 1.1%
Moog, Inc., Class A	2,400	194,688
Parsons Corp. *	12,800	422,144
Vectrus, Inc. *	34,800	1,414,620

		2,031,452

Airlines — 0.6%
SkyWest, Inc.	18,100	1,038,940

Auto Components — 0.4%
Dana, Inc.	54,000	779,760
Modine Manufacturing Co. *	3,900	44,343

		824,103

Banks — 9.9%
Ameris Bancorp	8,035	323,328
Bancorp, Inc. (The) *	34,800	344,520
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	28,400	841,776
Cathay General Bancorp (a)	5,900	204,936
Central Valley Community Bancorp	2,200	44,770
Community Trust Bancorp, Inc.	1,064	45,305
ConnectOne Bancorp, Inc.	17,500	388,500
Customers Bancorp, Inc. *	31,000	642,940
Enterprise Financial Services Corp.	1,200	48,900
Financial Institutions, Inc.	12,900	389,322
First BanCorp (Puerto Rico)	177,300	1,769,454
First Bank	3,400	36,822
First Business Financial Services, Inc.	3,400	81,872
First Choice Bancorp	900	19,188
First Community Bankshares, Inc.	2,400	77,688
First Hawaiian, Inc.	6,550	174,885
First Horizon National Corp.	112,700	1,825,740
Hancock Whitney Corp.	27,700	1,060,772
Hanmi Financial Corp.	24,325	456,824
IBERIABANK Corp.	16,433	1,241,349
Investors Bancorp, Inc.	165,300	1,877,808
Northeast Bank	2,900	64,293
Pacific Mercantile Bancorp *	3,600	27,036
Pacific Premier Bancorp, Inc.	7,300	227,687
PacWest Bancorp	17,733	644,417
Popular, Inc. (Puerto Rico)	8,200	443,456
Shore Bancshares, Inc.	4,500	69,345
Sierra Bancorp	2,150	57,104
Signature Bank	9,700	1,156,434
Sterling Bancorp	18,400	369,104
TCF Financial Corp.	25,225	960,316
TriCo Bancshares	2,700	98,010
Umpqua Holdings Corp.	57,100	939,866
United Community Banks, Inc.	12,900	365,715
Wintrust Financial Corp.	13,700	885,431

		18,204,913

Biotechnology — 6.6%
Acorda Therapeutics, Inc. * (a)	6,800	19,516
Aduro Biotech, Inc. *	133,000	140,980
Akebia Therapeutics, Inc. *	24,700	96,824
Alector, Inc. * (a)	23,900	344,638
AMAG Pharmaceuticals, Inc. * (a)	5,000	57,750
Amicus Therapeutics, Inc. *	41,600	333,632
AnaptysBio, Inc. *	4,500	157,455
Arrowhead Pharmaceuticals, Inc. *	26,900	758,042
Assembly Biosciences, Inc. *	18,900	185,787
Atara Biotherapeutics, Inc. *	3,700	52,244
Audentes Therapeutics, Inc. *	10,600	297,754
Bluebird Bio, Inc. * (a)	2,800	257,096
Blueprint Medicines Corp. *	8,900	653,883
Bridgebio Pharma, Inc. * (a)	10,400	223,288
Catalyst Pharmaceuticals, Inc. *	87,100	462,501
Coherus Biosciences, Inc. *	26,800	542,968
Concert Pharmaceuticals, Inc. *	13,700	80,556
Dicerna Pharmaceuticals, Inc. *	41,300	593,068
Esperion Therapeutics, Inc. *	6,200	227,292
FibroGen, Inc. * (a)	8,800	325,424
Gritstone Oncology, Inc. * (a)	6,000	51,810
Heron Therapeutics, Inc. * (a)	18,200	336,700
Homology Medicines, Inc. * (a)	16,000	289,600
Immunomedics, Inc. * (a)	34,300	454,818
Insmed, Inc. * (a)	18,900	333,396
Jounce Therapeutics, Inc. *	16,900	56,277
Kura Oncology, Inc. *	2,400	36,408
Medicines Co. (The) * (a)	21,000	1,050,000
MeiraGTx Holdings plc *	14,400	229,680
Myriad Genetics, Inc. * (a)	35,800	1,024,954
Principia Biopharma, Inc. *	700	19,768
Ra Pharmaceuticals, Inc. * (a)	22,400	529,760
Radius Health, Inc. * (a)	2,100	54,075
Rhythm Pharmaceuticals, Inc. * (a)	10,600	228,854
Sage Therapeutics, Inc. * (a)	2,125	298,116
Sarepta Therapeutics, Inc. *	4,000	301,280
Sutro Biopharma, Inc. *	4,900	44,541
Syros Pharmaceuticals, Inc. *	38,000	394,440
TCR2 Therapeutics, Inc. *	10,100	151,803
Twist Bioscience Corp. *	3,200	76,416
Xencor, Inc. *	8,000	269,840
Y-mAbs Therapeutics, Inc. *	1,500	39,090

		12,082,324

Building Products — 1.5%
Builders FirstSource, Inc. *	79,300	1,631,598
CSW Industrials, Inc.	1,300	89,739
JELD-WEN Holding, Inc. *	6,100	117,669
Universal Forest Products, Inc.	23,900	953,132

		2,792,138

Capital Markets — 1.5%
BGC Partners, Inc., Class A	14,200	78,100
Blucora, Inc. *	39,600	856,944
Brightsphere Investment Group, Inc.	46,900	464,779
Federated Investors, Inc., Class B	36,000	1,166,760
Houlihan Lokey, Inc.	5,900	266,090

		2,832,673

Chemicals — 1.7%
AdvanSix, Inc. * (a)	9,100	234,052
FutureFuel Corp.	13,100	156,414
Koppers Holdings, Inc. *	6,000	175,260
Kraton Corp. *	13,900	448,831
PolyOne Corp.	10,300	336,295
Rayonier Advanced Materials, Inc.	3,800	16,454
Stepan Co.	8,600	834,716
Trinseo SA	22,800	979,260

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Valhi, Inc.	12,109	23,007

		3,204,289

Commercial Services & Supplies — 3.1%
ABM Industries, Inc.	44,200	1,605,344
ACCO Brands Corp.	114,400	1,129,128
Herman Miller, Inc.	1,900	87,571
Kimball International, Inc., Class B	18,400	355,120
Knoll, Inc.	43,200	1,095,120
Quad/Graphics, Inc.	21,300	223,863
RR Donnelley & Sons Co.	42,000	158,340
Steelcase, Inc., Class A	17,200	316,480
UniFirst Corp.	4,000	780,480

		5,751,446

Communications Equipment — 0.8%
Cambium Networks Corp. *	48,000	465,600
Ciena Corp. *	16,850	661,025
Extreme Networks, Inc. *	32,700	237,893
Lumentum Holdings, Inc. *	1,000	53,560

		1,418,078

Construction & Engineering — 2.3%
Comfort Systems USA, Inc.	9,800	433,454
EMCOR Group, Inc.	25,475	2,193,907
Great Lakes Dredge & Dock Corp. *	81,300	849,585
MasTec, Inc. *	7,100	461,003
Sterling Construction Co., Inc. *	27,500	361,625

		4,299,574

Consumer Finance — 0.1%
Enova International, Inc. * (a)	8,500	176,375

Containers & Packaging — 0.1%
Berry Global Group, Inc. *	2,259	88,711
Myers Industries, Inc.	8,800	155,320

		244,031

Distributors — 0.3%
Core-Mark Holding Co., Inc.	18,500	594,128

Diversified Consumer Services — 0.8%
American Public Education, Inc. *	5,700	127,338
K12, Inc. *	35,000	924,000
Strategic Education, Inc.	2,500	339,700

		1,391,038

Diversified Telecommunication Services — 0.1%
Ooma, Inc. *	22,200	230,880

Electric Utilities — 1.8%
IDACORP, Inc.	4,100	461,947
MGE Energy, Inc.	2,550	203,668
PNM Resources, Inc.	14,400	749,952
Portland General Electric Co.	22,375	1,261,279
Spark Energy, Inc., Class A	64,300	678,365

		3,355,211

Electrical Equipment — 1.6%
Atkore International Group, Inc. *	60,900	1,848,315
Encore Wire Corp.	5,800	326,424
Generac Holdings, Inc. *	8,200	642,388
Regal Beloit Corp.	2,500	182,125

		2,999,252

Electronic Equipment, Instruments & Components — 4.0%
Benchmark Electronics, Inc.	24,400	709,064
Fabrinet (Thailand) * (a)	8,600	449,780
Insight Enterprises, Inc. *	11,200	623,728
KEMET Corp.	34,200	621,756
Kimball Electronics, Inc. *	4,525	65,658
Methode Electronics, Inc.	34,100	1,147,124
Sanmina Corp. *	45,100	1,448,161
Tech Data Corp. *	15,000	1,563,600
Vishay Intertechnology, Inc.	24,500	414,785
Vishay Precision Group, Inc. *	6,800	222,632

		7,266,288

Energy Equipment & Services — 0.8%
FTS International, Inc. *	68,500	153,440
Matrix Service Co. *	18,500	317,090
Nine Energy Service, Inc. * (a)	14,600	90,082
ProPetro Holding Corp. *	15,000	136,350
Select Energy Services, Inc., Class A *	83,600	723,976

		1,420,938

Equity Real Estate Investment Trusts (REITs) — 6.8%
American Assets Trust, Inc.	3,600	168,264
Americold Realty Trust	48,300	1,790,481
Armada Hoffler Properties, Inc.	57,900	1,047,411
Ashford Hospitality Trust, Inc.	7,300	24,163
Braemar Hotels & Resorts, Inc.	19,500	183,105
Chatham Lodging Trust	6,600	119,790
City Office REIT, Inc.	11,700	168,363
CoreCivic, Inc.	31,900	551,232
CoreSite Realty Corp.	2,400	292,440
Cousins Properties, Inc.	17,760	667,598
DiamondRock Hospitality Co.	25,400	260,350
First Industrial Realty Trust, Inc.	31,500	1,246,140
Front Yard Residential Corp.	4,700	54,332
GEO Group, Inc. (The)	57,450	996,183
Getty Realty Corp.	8,600	275,716
Gladstone Commercial Corp.	19,000	446,500
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,500	451,825
Highwoods Properties, Inc.	2,000	89,880
Hudson Pacific Properties, Inc.	7,700	257,642
Jernigan Capital, Inc.	1,600	30,800
New Senior Investment Group, Inc.	77,000	514,360
Rexford Industrial Realty, Inc.	10,600	466,612
RLJ Lodging Trust	15,400	261,646
Saul Centers, Inc.	100	5,451
Sun Communities, Inc.	2,000	296,900
Sunstone Hotel Investors, Inc.	51,025	701,084
Terreno Realty Corp.	2,400	122,616
Urban Edge Properties	10,000	197,900
Xenia Hotels & Resorts, Inc.	42,700	901,824

		12,590,608

Food & Staples Retailing — 1.0%
Grocery Outlet Holding Corp. *	8,500	294,780
Performance Food Group Co. *	24,400	1,122,644
SpartanNash Co.	5,980	70,743
US Foods Holding Corp. *	6,600	271,260

		1,759,427

Food Products — 1.4%
Pilgrim’s Pride Corp. *	20,400	653,718
Sanderson Farms, Inc.	9,100	1,377,103
Simply Good Foods Co. (The) *	14,800	429,052
TreeHouse Foods, Inc. * (a)	1,800	99,810

		2,559,683

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Gas Utilities — 1.1%
New Jersey Resources Corp.	17,200	777,784
ONE Gas, Inc.	3,400	326,774
Southwest Gas Holdings, Inc.	9,200	837,568

		1,942,126

Health Care — 0.1%
Senior Housing Properties Trust, REIT	20,600	190,653

Health Care Equipment & Supplies — 3.0%
CONMED Corp.	2,400	230,760
Globus Medical, Inc., Class A * (a)	4,000	204,480
Haemonetics Corp. *	15,100	1,904,714
Integer Holdings Corp. *	19,400	1,465,864
Masimo Corp. *	2,300	342,217
NuVasive, Inc. *	10,400	659,152
OraSure Technologies, Inc. *	32,100	239,787
Tandem Diabetes Care, Inc. *	6,800	401,064

		5,448,038

Health Care Providers & Services — 4.7%
Addus HomeCare Corp. *	5,000	396,400
Amedisys, Inc. *	2,400	314,424
American Renal Associates Holdings, Inc. *	9,700	61,304
Cross Country Healthcare, Inc. *	62,800	646,840
Encompass Health Corp.	5,700	360,696
Ensign Group, Inc. (The)	38,000	1,802,340
Guardant Health, Inc. *	2,300	146,809
LHC Group, Inc. *	2,300	261,188
Magellan Health, Inc. *	14,400	894,240
Molina Healthcare, Inc. *	8,950	981,994
Owens & Minor, Inc.	140,200	814,562
RadNet, Inc. *	21,900	314,484
Select Medical Holdings Corp. *	4,300	71,251
Tenet Healthcare Corp. *	69,400	1,535,128
Triple-S Management Corp., Class B (Puerto Rico) *	7,319	98,075

		8,699,735

Health Care Technology — 0.1%
Livongo Health, Inc. * (a)	7,500	130,800

Hotels, Restaurants & Leisure — 0.6%
Bloomin’ Brands, Inc.	10,100	191,193
Boyd Gaming Corp.	6,300	150,885
Marriott Vacations Worldwide Corp.	5,300	549,133
Penn National Gaming, Inc. *	8,436	157,120
Red Robin Gourmet Burgers, Inc. * (a)	1,200	39,912

		1,088,243

Household Durables — 3.1%
Bassett Furniture Industries, Inc.	3,800	58,140
Hamilton Beach Brands Holding Co., Class A	2,500	40,425
Helen of Troy Ltd. *	1,300	204,958
Hooker Furniture Corp.	5,800	124,352
KB Home	20,600	700,400
Lifetime Brands, Inc.	9,000	79,650
MDC Holdings, Inc.	19,800	853,380
Meritage Homes Corp. *	28,500	2,004,975
Taylor Morrison Home Corp., Class A *	64,100	1,662,754

		5,729,034

Household Products — 0.5%
Central Garden & Pet Co., Class A *	30,700	851,158

Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp. *	33,500	78,390
TerraForm Power, Inc., Class A	31,200	568,620
Vistra Energy Corp.	6,941	185,533

		832,543

Insurance — 0.3%
FedNat Holding Co.	7,900	110,521
Heritage Insurance Holdings, Inc.	2,600	38,870
National General Holdings Corp.	4,300	98,986
Selective Insurance Group, Inc.	2,700	203,013
Third Point Reinsurance Ltd. (Bermuda) *	7,781	77,732

		529,122

Internet & Direct Marketing Retail — 0.1%
Groupon, Inc. * (a)	58,400	155,344

IT Services — 2.7%
Brightcove, Inc. *	17,300	181,304
KBR, Inc.	47,300	1,160,742
Limelight Networks, Inc. *	52,900	160,287
ManTech International Corp., Class A	2,600	185,666
MAXIMUS, Inc.	1,500	115,890
NIC, Inc.	30,700	633,955
Perspecta, Inc.	62,800	1,640,336
Unisys Corp. *	79,300	589,199
Virtusa Corp. *	9,200	331,384

		4,998,763

Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A * (a)	3,200	161,280
Adaptive Biotechnologies Corp. *	7,200	222,480
Personalis, Inc. *	8,600	126,205

		509,965

Machinery — 2.4%
Columbus McKinnon Corp.	13,900	506,377
Graham Corp.	3,500	69,510
Hillenbrand, Inc.	19,100	589,808
Hurco Cos., Inc.	4,400	141,548
Meritor, Inc. *	80,400	1,487,400
Park-Ohio Holdings Corp.	2,800	83,608
TriMas Corp. *	7,000	214,550
Wabash National Corp.	93,100	1,350,881

		4,443,682

Media — 2.6%
Central European Media Enterprises Ltd., Class A (Czech Republic) *	30,300	136,199
Fluent, Inc. *	51,100	139,758
Gray Television, Inc. *	27,700	452,064
Liberty Latin America Ltd., Class A (Chile) *	71,300	1,217,091
Meredith Corp. (a)	17,600	645,216
Nexstar Media Group, Inc., Class A	8,400	859,404
Sinclair Broadcast Group, Inc., Class A	32,800	1,401,872

		4,851,604

Metals & Mining — 0.8%
Commercial Metals Co.	26,800	465,784
Ramaco Resources, Inc. *	10,084	37,664
Ryerson Holding Corp. *	10,000	85,300

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Warrior Met Coal, Inc.	42,200	823,744

		1,412,492

Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Apollo Commercial Real Estate Finance, Inc.	14,300	274,131
Ladder Capital Corp.	9,300	160,611
PennyMac Mortgage Investment Trust	77,600	1,725,048
Redwood Trust, Inc.	31,300	513,633

		2,673,423

Multi-Utilities — 0.2%
Black Hills Corp.	5,700	437,361

Oil, Gas & Consumable Fuels — 2.1%
Abraxas Petroleum Corp. *	92,300	46,842
Amplify Energy Corp.	22,600	139,442
Arch Coal, Inc., Class A (a)	5,900	437,780
CONSOL Energy, Inc. *	1,200	18,756
CVR Energy, Inc. (a)	14,800	651,644
Delek US Holdings, Inc.	38,500	1,397,550
Denbury Resources, Inc. *	204,500	243,355
Gulfport Energy Corp. *	55,900	151,489
Hallador Energy Co.	3,200	11,584
Peabody Energy Corp.	2,800	41,216
Renewable Energy Group, Inc. * (a)	25,400	381,127
REX American Resources Corp. *	300	22,899
W&T Offshore, Inc. *	90,900	397,233

		3,940,917

Paper & Forest Products — 1.4%
Boise Cascade Co.	26,800	873,412
Louisiana-Pacific Corp.	36,000	884,880
Schweitzer-Mauduit International, Inc.	22,400	838,656
Verso Corp., Class A *	2,900	35,902

		2,632,850

Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc. *	19,300	20,844
Arvinas, Inc. *	400	8,620
Cara Therapeutics, Inc. *	12,100	221,188
Dermira, Inc. *	41,800	267,102
Horizon Therapeutics plc *	30,300	825,069
Lannett Co., Inc. * (a)	45,600	510,720
Menlo Therapeutics, Inc. *	40,300	180,544
Phibro Animal Health Corp., Class A	7,300	155,709
Revance Therapeutics, Inc. *	3,500	45,500
TherapeuticsMD, Inc. * (a)	70,300	255,189
WaVe Life Sciences Ltd. * (a)	16,200	332,586
Zynerba Pharmaceuticals, Inc. * (a)	34,405	260,102

		3,083,173

Professional Services — 2.1%
Acacia Research Corp. *	8,900	23,852
Barrett Business Services, Inc.	18,400	1,634,288
CBIZ, Inc. *	21,400	502,900
CRA International, Inc.	3,500	146,895
Heidrick & Struggles International, Inc.	6,500	177,450
Kelly Services, Inc., Class A	1,800	43,596
Korn Ferry	4,200	162,288
TriNet Group, Inc. *	7,700	478,863
TrueBlue, Inc. *	35,300	744,830

		3,914,962

Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	1,219	169,514

Road & Rail — 0.6%
ArcBest Corp.	28,200	858,690
Avis Budget Group, Inc. *	5,500	155,430
Covenant Transportation Group, Inc., Class A *	3,100	50,964

		1,065,084

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Energy Industries, Inc. * (a)	9,400	539,654
Alpha & Omega Semiconductor Ltd. *	20,050	246,214
Cirrus Logic, Inc. *	21,700	1,162,686
Ichor Holdings Ltd. *	15,200	367,536
Rambus, Inc. *	48,700	639,187
Rudolph Technologies, Inc. *	21,400	564,104
SMART Global Holdings, Inc. *	12,300	313,404
Ultra Clean Holdings, Inc. *	20,200	295,627

		4,128,412

Software — 2.2%
ACI Worldwide, Inc. *	13,600	426,020
Avaya Holdings Corp. *	12,000	122,760
Bottomline Technologies DE, Inc. *	4,200	165,270
Cloudflare, Inc., Class A *	4,200	77,994
Cornerstone OnDemand, Inc. *	20,600	1,129,292
MicroStrategy, Inc., Class A *	2,000	296,740
Progress Software Corp.	34,500	1,313,070
SPS Commerce, Inc. *	5,400	254,178
SVMK, Inc. *	11,900	203,490

		3,988,814

Specialty Retail — 2.6%
Barnes & Noble Education, Inc. *	73,400	229,008
Hibbett Sports, Inc. * (a)	29,500	675,550
Lithia Motors, Inc., Class A	2,300	304,474
Office Depot, Inc.	625,714	1,098,128
Rent-A-Center, Inc.	74,000	1,908,460
Signet Jewelers Ltd.	3,100	51,956
Zumiez, Inc. *	13,600	430,780

		4,698,356

Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp. *	14,825	2,184,612
Kontoor Brands, Inc.	5,400	189,540

		2,374,152

Thrifts & Mortgage Finance — 4.1%
Essent Group Ltd.	44,600	2,126,082
Flagstar Bancorp, Inc.	3,366	125,720
FS Bancorp, Inc.	1,200	63,000
HomeStreet, Inc. *	6,800	185,776
Luther Burbank Corp.	9,000	101,970
MGIC Investment Corp.	110,900	1,395,122
OceanFirst Financial Corp.	8,500	200,600
PennyMac Financial Services, Inc. *	29,900	908,362
Radian Group, Inc.	44,600	1,018,664
Walker & Dunlop, Inc.	24,200	1,353,506

		7,478,802

Trading Companies & Distributors — 2.1%
Aircastle Ltd.	34,500	773,835
Applied Industrial Technologies, Inc.	6,200	352,160
BMC Stock Holdings, Inc. *	38,600	1,010,548
GMS, Inc. *	29,800	855,856

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
MRC Global, Inc. *	49,100	595,583
Rush Enterprises, Inc., Class A	2,500	96,450
Veritiv Corp. *	9,200	166,336

		3,850,768

Water Utilities — 0.0% (b)
Consolidated Water Co. Ltd. (Cayman Islands)	1,800	29,682

TOTAL COMMON STOCKS (Cost $157,378,930)		175,347,361

	No. of Warrants
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 USD * (Cost $—)	355	—

	Shares
SHORT-TERM INVESTMENTS — 4.0%
INVESTMENT COMPANIES — 4.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.94% (c) (d) (Cost $7,424,398)	7,424,398	7,424,398

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.3%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (c) (d)	1,999,600	1,999,600
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	5,833,433	5,833,433

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $7,833,433)		7,833,033

Total Investments — 103.7% (Cost $172,636,761)		190,604,792
Liabilities in Excess of Other Assets — (3.7)%		(6,730,024)

Net Assets — 100.0%		183,874,768

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is $7,574,299.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-mini Index	105	12/2019	USD	8,001,525	(294,358)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$190,604,792	$—	(b)	$—	$190,604,792

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(294,358)	$—		$—	$(294,358)

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Level 2 consists of warrants.
(b)	Value is zero.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended September 30, 2019
Security Description	Value at December 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (a) (b)	$—	$2,000,000	$—	$—	$(400)	$1,999,600	1,999,600	$11,592	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	4,600,040	37,228,581	35,995,188	—	—	5,833,433	5,833,433	58,650	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.94% (a) (b)	17,998,257	59,984,535	70,558,394	—	—	7,424,398	7,424,398	81,912	—

Total	$22,598,297	$99,213,116	$106,553,582	$—	$(400)	$15,257,431		$152,154	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.